EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - Public offering of Series VIII corporate bonds in the Argentine market $ in Millions	Feb. 07, 2023 USD ($)
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Corporate bonds	$ 26.6
February 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Interest rate	1.50%
February 2026
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Interest rate	3.90%